Condensed Financial Information of the Parent Company (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 21, 2021	May 18, 2021	May 23, 2019	Jun. 30, 2021	Sep. 24, 2018
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary shares issued					50,000
Ordinary stock par value					$ 1
Share and per share information, description			The authorized ordinary shares became 500,000,000 shares and the par value changed from US$1 to US$0.0001. On the same day, the Company cancelled 472,000,000 ordinary shares. As a result, the Company has 28,000,000 ordinary shares issued and outstanding.
Ordinary shares were granted	6,000
Compensations at a fair value	$ 213,840
Shares issued to directors	1
Minimum [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Subdivided ordinary share			50,000
Maximum [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Subdivided ordinary share			500,000,000
Additional Paid-in Capital [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Shares issued to directors	$ 213,839			$ 213,839
Three Directors [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Independent directors of share compensations	2,000
IPO [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary shares outstanding		5,575,556
Ordinary share price		$ 4.5
Total gross proceed amount		$ 25,100,000
Total net proceed amount		21,661,293
Ordinary shares value		558
IPO [Member] | Additional Paid-in Capital [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Additional paid-in capital		$ 21,660,735
Over-Allotment Option [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Additional ordinary shares		20,000